Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosures
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Year(1)	Summary Compensation Table Total for PEO #1	Compensation Actually Paid to PEO #1(2)	Summary Compensation Table Total for PEO #2	Compensation Actually Paid to PEO #2(2)	Summary Compensation Table Total for PEO #3	Compensation Actually Paid to PEO #3(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in thousands)	Revenue (in millions)
									Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2022	$1,534,506	$(6,504,331)	—	—	—	—	$1,759,789	$352,253	$90.00	$82.21	$(98,083)	$820
2021	$781,423	$2,879,477	—	—	—	—	$1,667,845	$1,461,408	$195.16	$112.44	$(177,185)	$845
2020	$4,922,249	$23,030,777	$1,684,310	$3,389,048	$1,706,056	$1,734,278	$1,807,140	$2,487,383	$211.61	$110.08	$88,591	$844
(1)
The Principal Executive Officer(s) (“PEO”) and other named executive officers (“Other NEOs”) for each applicable year are:
2022 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Tony Scarfo.
2021 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Steve McCaffery. 2020 — PEO #1: Bruce McClelland. PEO #2: Steven Bruny (served as Co-CEO until March 2020 but continued to serve as an NEO for remainder of 2020). PEO #3: Kevin Riley (served as Co-CEO until March 2020 but continued to serve as an NEO for remainder of 2020). Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken, Tony Scarfo, Daryl Raiford and Justin Ferguson.

(2)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” to determine “Compensation Actually Paid” for each PEO noted.

	2022	2021	2020
	PEO #1	PEO #1	PEO #1	PEO #2	PEO #3
Summary Compensation Table — Total Compensation	$1,534,506	$781,423	$4,922,249	$1,684,310	$1,706,056
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$749,998	—	$3,631,842	$869,978	$379,000
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$672,828	—	$21,740,370	$1,936,265	—
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(7,961,667)	$(3,579,167)	—	$519,811	—
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	$491,142
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	—	$5,677,221	—	$118,640	$70,394
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	$154,314
Compensation Actually Paid	$(6,504,331)	$2,879,477	$23,030,777	$3,389,048	$1,734,278

(3)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” for the Other NEOs as a group to determine the “Compensation Actually Paid for the Other NEOs as a group.

	2022	2021	2020
Summary Compensation Table — Total Compensation	$1,759,789	$1,667,845	$1,807,140
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$1,264,365	$1,145,961	$941,679
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,101,631	$816,603	$1,423,498
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(869,989)	$(84,956)	$164,422
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	$46,644
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	$(256,703)	$207,877	$37,349
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(118,110)	—	$(49,991)
Compensation Actually Paid	$352,253	$1,461,408	$2,487,383

(4)
Represents the Company’s common stock cumulative TSR on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table, assuming reinvestment of any dividends.

(5)
Represents the cumulative TSR of the Nasdaq Telecommunications Index, the Company’s peer group for this Pay Versus Performance disclosure, on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table. This is the same peer group the Company uses for its disclosure under Item 201(e) of Regulation S-K.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
The Principal Executive Officer(s) (“PEO”) and other named executive officers (“Other NEOs”) for each applicable year are:
2022 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Tony Scarfo.
2021 — PEO #1: Bruce McClelland. Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken and Steve McCaffery. 2020 — PEO #1: Bruce McClelland. PEO #2: Steven Bruny (served as Co-CEO until March 2020 but continued to serve as an NEO for remainder of 2020). PEO #3: Kevin Riley (served as Co-CEO until March 2020 but continued to serve as an NEO for remainder of 2020). Other NEOs: Mick Lopez; Sam Bucci; Patrick Macken, Tony Scarfo, Daryl Raiford and Justin Ferguson.

Peer Group Issuers, Footnote
(5)
Represents the cumulative TSR of the Nasdaq Telecommunications Index, the Company’s peer group for this Pay Versus Performance disclosure, on a fixed investment of $100 over the fiscal year starting from the market close on the last trading day of fiscal 2019 through the end of each applicable fiscal year in the table. This is the same peer group the Company uses for its disclosure under Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
(2)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” to determine “Compensation Actually Paid” for each PEO noted.

	2022	2021	2020
	PEO #1	PEO #1	PEO #1	PEO #2	PEO #3
Summary Compensation Table — Total Compensation	$1,534,506	$781,423	$4,922,249	$1,684,310	$1,706,056
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$749,998	—	$3,631,842	$869,978	$379,000
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$672,828	—	$21,740,370	$1,936,265	—
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(7,961,667)	$(3,579,167)	—	$519,811	—
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	—	—	$491,142
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	—	$5,677,221	—	$118,640	$70,394
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	$154,314
Compensation Actually Paid	$(6,504,331)	$2,879,477	$23,030,777	$3,389,048	$1,734,278

Non-PEO NEO Average Total Compensation Amount	$ 1,759,789	$ 1,667,845	$ 1,807,140
Non-PEO NEO Average Compensation Actually Paid Amount	$ 352,253	1,461,408	2,487,383
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following tables detail the applicable adjustments made, per SEC rules, to the amounts reflected in the total column of the “Summary Compensation Table” for the Other NEOs as a group to determine the “Compensation Actually Paid for the Other NEOs as a group.

	2022	2021	2020
Summary Compensation Table — Total Compensation	$1,759,789	$1,667,845	$1,807,140
Deduct Grant Date Fair Value of Stock Awards Granted in Fiscal Year	$1,264,365	$1,145,961	$941,679
Add Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,101,631	$816,603	$1,423,498
Add Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	$(869,989)	$(84,956)	$164,422
Add Fair Value at Vesting of Stock Awards Granted in Fiscal Year that Vested During Fiscal Year	—	—	$46,644
Add Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year	$(256,703)	$207,877	$37,349
Deduct Fair Value as of Prior Fiscal Year End of Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year	$(118,110)	—	$(49,991)
Compensation Actually Paid	$352,253	$1,461,408	$2,487,383

Compensation Actually Paid vs. Total Shareholder Return
The graph below provides a comparison between the compensation actually paid to each of our PEOs and our average compensation actually paid to our Other NEOs against the Company TSR and the peer group TSR.

Compensation Actually Paid vs. Net Income
The graph below demonstrates the correlation between compensation actually paid to each of our PEOs and average compensation actually paid to our Other NEOs against the Company’s net income for the years ended December 31, 2022, 2021 and 2020.

Compensation Actually Paid vs. Company Selected Measure
As demonstrated in the graph below, the amount of compensation actually paid to the PEOs and the average amount of compensation actually paid to the Other NEOs (as a group). While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the periods presented, to Company performance.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows (the performance measures included in this table are not ranked by relative importance):
■ Revenue	■ Net Income
■ Relative TSR (the Company’s TSR as compared to a peer group established by the Compensation Committee)	■ Adjusted EBITDA

Total Shareholder Return Amount	$ 90	195.16	211.61
Peer Group Total Shareholder Return Amount	82.21	112.44	110.08
Net Income (Loss)	$ (98,083,000)	$ (177,185,000)	$ 88,591,000
Company Selected Measure Amount	820	845	844
PEO Name	Bruce McClelland
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Bruce McClelland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,534,506	$ 781,423	$ 4,922,249
PEO Actually Paid Compensation Amount	(6,504,331)	2,879,477	23,030,777
Bruce McClelland [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	749,998		3,631,842
Bruce McClelland [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	672,828		21,740,370
Bruce McClelland [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,961,667)	(3,579,167)
Bruce McClelland [Member] | Adjustments For Equity Awards Satisfied To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,677,221
Steven Bruny [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,684,310
PEO Actually Paid Compensation Amount			3,389,048
Steven Bruny [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			869,978
Steven Bruny [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,936,265
Steven Bruny [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			519,811
Steven Bruny [Member] | Adjustments For Equity Awards Satisfied To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			118,640
Kevin Riley [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,706,056
PEO Actually Paid Compensation Amount			1,734,278
Kevin Riley [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			379,000
Kevin Riley [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			491,142
Kevin Riley [Member] | Adjustments For Equity Awards Satisfied To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			70,394
Kevin Riley [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			154,314
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,264,365	1,145,961	941,679
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,101,631	816,603	1,423,498
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(869,989)	(84,956)	164,422
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			46,644
Non-PEO NEO | Adjustments For Equity Awards Satisfied To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(256,703)	$ 207,877	37,349
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (118,110)		$ (49,991)